Average Annual Total Returns - NEW ALTERNATIVES FUND	Apr. 30, 2021
S&P 500® Index (reflects no deduction of fees, expenses and taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class A Shares
Average Annual Return:
1 Year	56.09%
5 Years	20.46%
10 Years	12.67%
Class A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	54.36%
5 Years	18.91%
10 Years	11.73%
Class A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	34.46%
5 Years	16.05%
10 Years	10.18%
Investor Shares
Average Annual Return:
1 Year	61.35%
5 Years	21.35%
10 Years